Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2014
Goodwill and Other Intangible Assets, Net

NOTE 5    GOODWILL AND OTHER INTANGIBLE ASSETS, NET

Goodwill

The following is a summary of the activity in goodwill:

(in millions)

December 31, 2012	$512
Additions	7
Currency translations and other adjustments	5

December 31, 2013	524
Additions	75
Currency translations and other adjustments	(34)

December 31, 2014	$565

Goodwill additions in 2014 and 2013 primarily relate to the acquisitions of Chatham and Inspiration / Ipsen, respectively. See Note 4 for further information.

As of December 31, 2014, there were no accumulated goodwill impairment losses.

Other Intangible Assets, Net

The following is a summary of the Company’s other intangible assets:

(in millions)	Developed technology, including patents	Other amortized intangible assets	Indefinite-lived intangible assets	Total

December 31, 2014
Gross other intangible assets	$440	$29	$149	$618
Accumulated amortization	(133)	(26)	—	(159)

Other intangible assets, net	$307	$3	$149	$459

December 31, 2013
Gross other intangible assets	$192	$33	$288	$513
Accumulated amortization	(139)	(25)	—	(164)

Other intangible assets, net	$53	$8	$288	$349

Intangible asset amortization expense from continuing operations was $16 million for the years ended December 31, 2014, 2013 and 2012. The anticipated annual amortization expense for definite-lived intangible assets recorded as of December 31, 2014 is $31 million in 2015, $28 million in 2016, $25 million in 2017, $24 million in 2018 and $21 million in 2019.

The decrease in indefinite-lived intangible assets and corresponding increase in developed technology was primarily driven by the acquired IPR&D from the Inspiration / Ipsen acquisition obtaining regulatory approval. These intangible assets are being amortized on a straight-line basis over an estimated useful life of approximately 15 years. The decrease in indefinite-lived intangible assets was partially offset by additions related to the acquisitions of Chatham and AesRx.